Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued payroll	$ 5,620	$ 9,026
Deferred R&D Credits	4,364	5,771
Rebates and customer advances	848	678
Interest payable	161	1,887
Accrued duty, freight and related expenses	10,055	12,343
Royalties	401	914
Value added tax payables	9	23
Other accrued expenses and liabilities	3,828	4,194
Accrued expenses, net	$ 25,286	$ 34,836